UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21635

Mount Yale Opportunity Fund, LLC
(Exact name of registrant as specified in charter)

8000 Norman Center Drive
Suite 630
Minneapolis, MN 55437
(Address of principal executive offices)

Michael J. Sabre
Mount Yale Capital Group
8000 Norman Center Drive
Suite 630
Minneapolis, MN 55437
(Name and address of agent for service)

Copy to:
Matt Thompson
Faegre & Benson LLP
2200 Wells Fargo Center
90 South Seventh Street
Minneapolis, MN 55402-3901

Registrant’s telephone number, including area code:   952-897-5390

Date of fiscal year end:   December 31, 2005

Date of reporting period:   December 31, 2005

Mount Yale Opportunity Fund
ANNUAL REPORT

Item 1:   Report to Stockholders.

Mount Yale Opportunity Fund, LLC
Year Ending December 31, 2005

Chairman’s Letter

Dear Fellow Shareholders:

For the U.S. equity market, the 12 months ended December 31, 2005, can best be described as “unremarkable”. For example, the Dow Jones Industrial Average ended 2005 down 0.61%, its smallest annual percentage change since 1926 . Similarly, the Nasdaq Composite Index ended the year with its smallest percentage change in either direction since its inception in 1971. Despite the flat markets overall, the markets were choppy for most of the year with investors becoming increasingly worried about interest rates and increasing energy prices.

We continue to believe that rising interest rates, high commodity prices, increasing inflation fears and lower corporate earnings growth are likely to continue to make investing in the general equity and fixed-income markets difficult going forward into 2006. In December, we concluded that investors and traders were taking a conservative position going into the New Year. We continue to expect credit spreads to increase from very low levels during the coming year. We also expect volatility to move somewhat higher however, continue to remain low relative to historic levels. We believe that we have selected manager’s who can find opportunities that will add value to the Fund in such an environment.

Thank you for your continued trust in the Mount Yale Opportunity Fund. Our dedicated team of analysts continues to work diligently to uncover and evaluate hedge-fund managers and various alternative strategies that will provide the opportunity to profit from various market inefficiencies and anomalies. We will continue to build portfolios with excellent managers and disciplined strategies. Our goal is to continue to provide the shareholder attractive risk-adjusted returns.

Sincerely,

John L. Sabre
President and Chairman of the Board

Board Review of Investment Advisory and Sub-Advisory Agreements

As required by the Investment Company Act of 1940 (the “Act”), the Fund’s Board of Managers (the “Board”) reviews and approves the investment advisory agreement (the “Investment Advisory Agreement”) between the Fund and Mount Yale Asset Management, LLC (the “Adviser”). In the exercise of its business judgment, the Board considered many factors, including the Fund’s investment objectives; the Adviser’s management philosophy, personnel, processes, and investment and operating strategies; the Adviser’s investment performance with other advisory clients; the anticipated preferences and expectations of Fund investors and their relative sophistication; the range of comparable fees and expense loads for similar funds; the anticipated range and quality of services to be provided to the Fund and its investors; and the Fund’s relationship to the Adviser.

The Board was advised and aware that various court decisions have concluded that following factors should be considered (to the extent relevant) by the Board in determining whether to approve fund advisory agreements: the nature and quality of the services provided by the Adviser, including the investment performance of the Fund; the Adviser’s cost of providing the services and its related profitability; the extent to which the Adviser may realize “economies of scale” as the Fund grows, and whether these economies of scale will be appropriately shared with the Fund through lower advisory fees or other expenses; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser’s services and fees. The Fund’s Board was guided by these factors (as described below) in its approval of the Investment Advisory Agreement.

In the Board’s evaluation of the Investment Advisory Agreement, it received information on and evaluated: the adviser’s investment philosophy, personnel, and processes; operating strategies; the Fund’s investment strategy; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing Fund, with due regard the contractual expense limitation agreement described below); the anticipated use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities; the anticipated nature and extent of advisory and other services to be provided to the Fund by the Adviser; the Adviser’s compliance with applicable laws, procedures, and the Adviser’s own policies and compliance program; and relevant developments in the industry and how the Fund and/or the Adviser will respond to them. In its initial approval of the Fund’s investment advisory agreement with the Adviser, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser will be of high quality.

With respect to the Fund’s performance and expenses in particular, the Board initially considered the Adviser’s performance with other clients, but in the future, intends to compare Fund performance with that of other comparable funds not managed by the Adviser. The range of fees and expenses of comparable funds will be useful indicators of what consumers have found to be reasonable in the marketplace in which the Fund competes. The Fund’s ability to deliver competitive performance when compared to its peer group will likewise be a useful indicator of how the Adviser is executing on the Fund’s investment program, which will, in turn, assist the Board in reaching future conclusions regarding the nature, extent, and quality of the Adviser’s investment management services, and whether approval of the Investment Advisory Agreement is warranted. When reviewing the Fund’s expenses in connection with this initial approval of the Investment Advisory Agreement, the Board also reviewed and approved an Expense Limitation Agreement between the Fund and the Adviser, under which the Fund’s total expenses will be limited to not more than 3 percent per annum of the Fund’s average net assets.

On April 25, 2005, the Board approved the Fund’s Investment Advisory Agreement. The Board based its decision on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations (as set forth above). The Board did not consider any one factor or consideration identified above to be determinative. The Board’s decision to approve the contract reflects its determination that the Adviser’s anticipated investment performance and other considerations provided a satisfactory basis to support its decision to approve the Investment Advisory Agreement.

In addition to the Board’s approval of the Advisory Agreement between the Fund and the Adviser, the Board also unanimously approved the Sub-Advisory Agreement (the “Sub-Advisory Agreement”) among the Fund, the Adviser, and thinkorswim Advisors, Inc. (“TOS”) at the board meeting held on November 30, 2005.

Prior to approving the Sub-Advisory Agreement, the Board evaluated detailed background information on TOS, TOS’s investment philosophy, the strategies to be employed for the Fund, and TOS’s performance history related to the strategies that would be employed for the Fund and related to similar strategies. The Board discussed TOS’s proposed fee structure and the other information supplied by TOS to the Board. The Board was mindful that the fees of TOS would be paid by the Adviser, not the Fund.

Based on the foregoing factors, the Board concluded that TOS could provide the Fund with high quality advisory services, and the Board approved the Sub-Advisory Agreement. On December 1, 2005, Fund investors approved the Sub-Advisory Agreement.

Mount Yale Opportunity Fund, LLC
Performance Summary — August 2005 – December 2005

	August	September	October	November	December	August 2005 Inception to Date
Opportunity Fund	-0.21%	1.35%	-0.53%	-0.11%	0.12%	0.61%

S&P 500	-1.12%	0.69%	-1.77%	3.52%	-0.10%	1.14%

HFRI Fund of Funds Index	0.84%	1.54%	-1.38%	1.69%	1.87%	4.61%

MOUNT YALE OPPORTUNITY FUND, LLC

SCHEDULE OF INVESTMENTS
AS OF DECEMBER 31, 2005

	Shares or Options	Fair Value	Percent of Net Assets
COMMON STOCK — United States:

EQUITY INDEX —

Rydex S&P Equal	775	$128,596	28.3%

FINANCIAL SERVICES:
Ambac Inc	3	231	0.05
Ace Ltd Ord	4	214	0.05
Auto Data Proc	5	230	0.05
Aflac Corp	4	186	0.04
Amer Intl Group	3	205	0.05
Aimco Class A	5	189	0.04
Allstate Corp	3	162	0.04
Aon Corp	6	216	0.05
Archstone Comm	5	209	0.05
Amsouth Bancorp	7	183	0.04
Amer Express Co	3	154	0.03
Bk Of America	4	185	0.04
Bb&T Corp	5	210	0.05
Franklin Res	2	188	0.04
Bank Of New Yor	6	191	0.04
Bear Stearns Co	2	231	0.05
Citigroup	4	194	0.04
Chubb Corp	2	195	0.04
Compass Bancshs	4	193	0.04
Ctrywde Financi	5	171	0.04
Cigna Corp	2	223	0.05
Cincinnati Finl	5	223	0.05
Cit Group Inc	4	207	0.05
Comerica Inc	3	170	0.04
Capital One Fin	2	173	0.04
Dow Jones & Co	5	177	0.04
Equifax Inc	6	228	0.05
Eqty Off Propt	6	182	0.04
Eqty Res Prop	5	196	0.04
E Trade Group	13	271	0.06
1St Data Corp	5	215	0.05
First Horizon	5	192	0.04
Fed Investors B	6	222	0.05
Fiserv Inc	4	173	0.04
Fifth 3Rd Bancp	5	189	0.04
Fannie Mae	4	195	0.04
Fed Home Loan C	3	196	0.04
Golden West Fin	3	198	0.04
Goldman Sachs	1	128	0.03
Huntington Banc	8	190	0.04
Hartford Fincl	2	172	0.04
Block H & R Inc	8	196	0.04
Janus Capital	13	242	0.05
Jefferson Pilot	3	171	0.04
Jp Morgan Chase	5	198	0.04
Keycorp New	6	198	0.04
Mbna Corp	7	190	0.04
Lehman Bro Hldg	2	256	0.06
Lincoln Nationl	4	212	0.05
Loews Corp	2	190	0.04

MOUNT YALE OPPORTUNITY FUND, LLC

SCHEDULE OF INVESTMENTS (continued)
AS OF DECEMBER 31, 2005

	Shares or Options	Fair Value	Percent of Net Assets
FINANCIAL SERVICES (continued):
Mbia Inc	3	$180	0.04%
Moody’S Corp	4	246	0.05
Mellon Financia	6	206	0.05
Merrill Lynch	3	203	0.04
Metlife Inc	4	196	0.04
Marshall & Isly	4	172	0.04
Marsh &Mclennan	7	222	0.05
Morgan Stan Dw	3	170	0.04
M & T Bank Corp	1	109	0.02
Mgic Investment	3	197	0.04
Natl City Corp	5	168	0.04
North Fork Banc	7	192	0.04
Northern Trust	4	207	0.05
Paychex Inc	5	191	0.04
Plum Creek Tim	5	180	0.04
Principal Finan	4	190	0.04
Progressive Oh	2	234	0.05
Prologis	4	187	0.04
Pnc Financial	3	185	0.04
Prudential Fina	12	878	0.19
Ryder System	6	246	0.05
Regions Financi	5	171	0.04
Safeco Corp	3	170	0.04
Schwab Charles	14	205	0.05
Slm Corp	4	220	0.05
Synovus Finance	6	162	0.04
Sovereign Banc	8	173	0.04
St Paul Cos	4	179	0.04
Suntrust Banks	2	146	0.03
State Str Corp	4	222	0.05
Torchmark Corp	4	222	0.05
T Rowe Price Gr	2	144	0.03
Unumprovident	10	228	0.05
Us Bancorp	6	179	0.04
Wachovia Corp	4	211	0.05
Wells Fargo Co	3	188	0.04
Wash Mutual Inc	8	348	0.08
Xl Cap Ltd A	2	135	0.03
Zions Bancorp	3	227	0.05

Total Financial Services	416	18,199	4.01

MOUNT YALE OPPORTUNITY FUND, LLC

SCHEDULE OF INVESTMENTS (continued)
AS OF DECEMBER 31, 2005

	Shares or Options	Fair Value	Percent of Net Assets
CONSUMER DISCRETIONARY:
Alberto-Cul Clb	4	$183	0.04%
Autonation Inc	10	217	0.05
Apollo Grp Inc	3	181	0.04
Avon Products	6	171	0.04
Allied Waste	24	210	0.05
Autozone Inc	2	184	0.04
Bed Bath&Beyond	5	181	0.04
Best Buy Co Inc	4	174	0.04
Black & Decker	2	174	0.04
Big Lots Inc	18	216	0.05
Circuit City	12	271	0.06
Carnival Corp	4	214	0.05
Clear Channel	6	189	0.04
Cendant Corp	10	173	0.04
Coach Inc	6	200	0.04
Costco Wholesal	4	198	0.04
Cintas Corp	5	206	0.05
Convergys Corp	13	206	0.05
Dillard Deptnew	9	223	0.05
Dollar General	10	191	0.04
Disney Walt Co	8	192	0.04
Darden Rest Inc	6	233	0.05
Eastman Kodak	10	234	0.05
Ebay Inc	5	216	0.05
Fed Dept Stores	3	199	0.04
Family Dollar S	9	223	0.05
Fisher Sci Intl	3	186	0.04
Gannett Co Inc	2	121	0.03
Gap Inc	10	176	0.04
Hasbro Inc	9	182	0.04
Home Depot	5	202	0.04
Harrah’S Entert	2	143	0.03
Hilton Hotels	9	217	0.05
Starwood Hotels	3	192	0.04
Intl Flavr& Fra	5	168	0.04
Intl Game Tech	7	215	0.05
Interpublic Grp	17	164	0.04
Penney J C Co	4	222	0.05
Jones Apparel	7	215	0.05
Nordstrom Inc	5	187	0.04
Kimberly-Clark	3	179	0.04
Knight Ridder	3	190	0.04
Kohls Corp	4	194	0.04
Leggett & Platt	8	184	0.04
Liz Claiborne	6	215	0.05
Lowes Companies	3	200	0.04
Limited Brands	8	179	0.04
Marriott Intl A	3	201	0.04
Mcdonald’S Corp	6	202	0.04
Meredith Corp	4	209	0.05
Mcgraw-Hill Inc	4	207	0.05

MOUNT YALE OPPORTUNITY FUND, LLC

SCHEDULE OF INVESTMENTS (continued)
AS OF DECEMBER 31, 2005

	Shares or Options	Fair Value	Percent of Net Assets
CONSUMER DISCRETIONARY (continued):
Monster Worldwi	6	$245	0.05%
Maytag Corp	11	207	0.05
Nike Inc Cl B	2	174	0.04
Newell Rubberma	7	166	0.04
News Corp Cl A	12	187	0.04
Ny Times A	6	159	0.03
Office Depot	7	220	0.05
Omnicom Group	2	170	0.04
Officemax Inc	7	178	0.04
Reebok Intl	3	175	0.04
Robert Half Int	5	189	0.04
Donnelly Rr & S	5	171	0.04
Radioshack Corp	7	147	0.03
Starbucks Corp	6	180	0.04
Sears Holdings	2	231	0.05
Snap-On Tools	5	188	0.04
Staples Inc	9	204	0.04
Stanley Works	4	192	0.04
Target Corp	3	165	0.04
Tiffany & Co	5	191	0.04
Tjx Co Inc New	9	209	0.05
Tribune Co New	5	151	0.03
Sabre Gr Hldgs	10	241	0.05
Time Warner Inc	11	192	0.04
Univision Com A	7	206	0.05
Vfc Corp	3	166	0.04
Viacom Cl B New	2	0	0.00
Cbs Corp Cl B N	2	0	0.00
Wendys Intl Inc	4	221	0.05
Whirlpool Corp	2	168	0.04
Waste Mgmt Inc	7	212	0.05
Wal-Mart Stores	4	187	0.04
Yahoo Inc	6	235	0.05
Yum Brands Inc	4	188	0.04

Total consumer discretionary	528	16,124	3.57

TECHNOLOGY:
Apple Computer	5	359	0.08
Applera-Applied	9	239	0.05
Affiliated Comp	4	237	0.05
Adobe Sys (De)	7	259	0.06
Adc Telecommuni	8	179	0.04
Analog Devices	5	179	0.04
Autodesk Inc	5	215	0.05
App Micro Cir	69	177	0.04
Adv Micro Devic	9	275	0.06
Avaya Inc	21	224	0.05
Bmc Software	10	205	0.05
Broadcom Corp	5	236	0.05

MOUNT YALE OPPORTUNITY FUND, LLC

SCHEDULE OF INVESTMENTS (continued)
AS OF DECEMBER 31, 2005

	Shares or Options	Fair Value	Percent of Net Assets
TECHNOLOGY (continued):
Comp Assoc Intl	7	$197	0.04%
Ciena Corp	94	279	0.06
Comvrse Tech Nw	7	186	0.04
Compuware Corp	22	197	0.04
Comp Sciences	4	203	0.04
Cisco Systems	11	188	0.04
Citrix Systems	8	230	0.05
Dell Inc	5	150	0.03
Elec Data Sys	9	216	0.05
Emc Corp Mass	16	218	0.05
Electronic Arts	3	157	0.03
Freescale Semi	8	201	0.04
Gen Dynamics	2	228	0.05
Corning Inc	10	197	0.04
Gateway Inc	74	186	0.04
Hewlett-Packard	8	229	0.05
Intl Bus Mach	2	164	0.04
Intel Corp	7	175	0.04
Intuit	4	213	0.05
Jabil Circuit	6	223	0.05
Jds Uniphase Cp	109	257	0.06
L-3 Comm Hldgs	2	149	0.03
Linear Tech Cp	5	180	0.04
Lsi Logic Corp	20	160	0.04
Lucent Tech	68	181	0.04
Mattel Inc	11	174	0.04
Mercury Interac	5	139	0.03
Motorola Inc	9	203	0.04
Microsoft Corp	7	183	0.04
Micron Tech	16	213	0.05
Maxim Intgr Prd	4	145	0.03
Ncr Corp	5	170	0.04
Novell Inc	28	247	0.05
Natl Semicondct	8	208	0.05
Network Applian	8	216	0.05
Nvidia Corp	6	219	0.05
Oracle Sys Corp	15	183	0.04
Perkinelmer Inc	9	212	0.05
Pmc Sierra Inc	23	177	0.04
Parametric Tech	32	195	0.04
Qualcomm Inc	5	215	0.05
Qlogic Corp	6	195	0.04
Rockwell Automa	3	177	0.04
Raytheon Compan	5	201	0.04
Sanmina Corp	45	192	0.04
Symbol Tech	21	269	0.06
Siebel Systems	20	211	0.05
Scientific-Atla	5	215	0.05
Solectron Corp	50	183	0.04
Sun Microsystem	52	218	0.05

MOUNT YALE OPPORTUNITY FUND, LLC

SCHEDULE OF INVESTMENTS (continued)
AS OF DECEMBER 31, 2005

	Shares or Options	Fair Value	Percent of Net Assets
TECHNOLOGY (continued):
Symantec Corp	9	$158	0.03%
Tellabs Inc	20	218	0.05
Texas Instrumnt	6	192	0.04
Unisys Corp	30	175	0.04
Xilinx Inc	7	176	0.04

Total technology	1,138	13,627	3.00

HEALTH CARE:
Amerisourceberg	6	248	0.05
Abbott Labs	4	158	0.03
Aetna Inc	2	189	0.04
Allergan Inc	2	216	0.05
Amgen Inc	2	158	0.03
Baxter Intl Inc	5	188	0.04
C R Bard	3	198	0.04
Becton Dickinsn	3	180	0.04
Biogen Idec Inc	5	226	0.05
Biomet Inc	5	183	0.04
Bristol Myers	8	184	0.04
Bausch & Lomb	2	136	0.03
Boston Scientif	8	196	0.04
Cardinal Hlth	3	206	0.05
Chiron Corp	5	222	0.05
Caremark Rx Inc	4	207	0.05
Quest Diag Inc	4	206	0.05
Express Scripts	3	251	0.06
Forest Labs	4	163	0.04
Guidant Corp	3	194	0.04
Genzyme Corp	2	142	0.03
Gilead Sciences	4	210	0.05
Hca Inc	4	202	0.04
Manor Care Inc	5	199	0.04
Hlth Mgmt Assoc	8	176	0.04
Hospira Inc	5	214	0.05
Humana Inc	4	217	0.05
Johnson & Johns	3	180	0.04
King Pharmaceut	13	220	0.05
Laboratory Corp	3	162	0.04
Eli Lilly & Co	3	170	0.04
Mckesson Corp	4	206	0.05
Medtronic Inc	3	173	0.04
Medimmune Inc	7	245	0.05
Medco Health So	3	167	0.04
Millipore Corp	3	198	0.04
Merck & Co	6	191	0.04
Mylan Labs	11	220	0.05
Pfizer Inc	7	163	0.04
Ims Health	7	174	0.04

MOUNT YALE OPPORTUNITY FUND, LLC

SCHEDULE OF INVESTMENTS (continued)
AS OF DECEMBER 31, 2005

	Shares or Options	Fair Value	Percent of Net Assets
HEALTH CARE (continued):
Schering-Plough	10	$209	0.05%
St Jude Medical	4	201	0.04
Stryker Corp	4	178	0.04
Tenet Hlthcare	15	115	0.03
Unitedhealth Gr	4	249	0.05
Wellpoint Inc	2	160	0.04
Watson Pharmacu	5	163	0.04
Wyeth	4	184	0.04
Zimmer Hold	2	135	0.03

Total health care	236	9,332	2.08

UTILITIES:
Ameren Corp	4	205	0.05
Amer Elec Power	5	185	0.04
Aes Corp	13	206	0.05
Altera Corp	11	204	0.04
Alltel Corp	3	189	0.04
Allegheny Egy	7	222	0.05
Bellsouth Corp	8	217	0.05
Constell Energy	3	173	0.04
Cinergy Corp	4	170	0.04
Comcast Corp A	6	156	0.03
Cms Energy Corp	12	174	0.04
Centerpoint Ene	14	180	0.04
Centurytel Inc	6	199	0.04
Citizen Comm Co	14	171	0.04
Dominion Res Va	2	154	0.03
Dte Energy Corp	4	173	0.04
Duke Energy Cor	7	192	0.04
Cons Edison Inc	4	185	0.04
Edison Intl	5	218	0.05
Entergy Corp	2	137	0.03
Exelon Corp	4	213	0.05
Firstenergy	4	196	0.04
Fpl Group Inc	5	208	0.05
Nicor Inc	5	197	0.04
Kinder Morgan	2	184	0.04
Keyspan Corpora	4	143	0.03
Nisource Inc	8	167	0.04
Pg&E Corp	5	186	0.04
Pub Serv Ent	3	195	0.04
Peoples Energy	5	175	0.04
Progress Energy	4	176	0.04
Pinnacle W Cap	4	165	0.04
Ppl Corporation	6	176	0.04
Qwest Comm Intl	50	283	0.06
Sprint Nextel	8	187	0.04
Southern Co	5	173	0.04
Sempra Energy	4	179	0.04

MOUNT YALE OPPORTUNITY FUND, LLC

SCHEDULE OF INVESTMENTS (continued)
AS OF DECEMBER 31, 2005

	Shares or Options	Fair Value	Percent of Net Assets
UTILITIES (continued):
At&T Corp	15	$367	0.08%
Teco Energy	10	172	0.04
Txu Corporation	4	201	0.04
Verizon Comm	6	181	0.04
Xcel Energy Inc	10	185	0.04

Total utilities	305	8,019	1.77

MATERIALS AND PROCESSING:
Alcoa Inc	7	207	0.05
Archer-Dan-Midl	9	222	0.05
Air Prod & Chem	3	178	0.04
Amer Standard	4	160	0.04
Ashland Inc.	3	174	0.04
Allegheny Techn	7	253	0.06
Avery Dennison	4	221	0.05
Ball Corp	5	199	0.04
Bemis Co Inc	8	223	0.05
Dow Chemical Co	4	175	0.04
Engelhard Corp	7	211	0.05
Ecolab Inc	6	218	0.05
Eastman Chem Co	3	155	0.03
Fr Mcm Copp Cl	5	269	0.06
Fluor Corp	3	232	0.05
Georgia-Pacific	6	288	0.06
Hercules Inc	16	181	0.04
Intl Paper	6	202	0.04
La Pacific Corp	7	192	0.04
Masco Corp	6	181	0.04
Monsanto Co	3	233	0.05
Meadwestvaco	6	168	0.04
Newmont Mining	4	214	0.05
Nucor Corp	3	200	0.04
Phelps Dodge	2	288	0.06
Ppg Industries	3	174	0.04
Pactiv Corporat	9	198	0.04
Praxair Inc	3	159	0.03
Rohm & Haas Co	5	242	0.05
Sealed Air Corp	4	225	0.05
Sherwin William	4	182	0.04
Sigma Aldrich	3	190	0.04
Temple Inland	5	224	0.05
Vulcan Material	2	136	0.03
Weyerhaeuser Co	3	199	0.04
United States S	4	192	0.04

Total materials and processing	182	7,365	1.61

MOUNT YALE OPPORTUNITY FUND, LLC

SCHEDULE OF INVESTMENTS (continued)
AS OF DECEMBER 31, 2005

	Shares or Options	Fair Value	Percent of Net Assets
PRODUCER DURABLES:
Agilent Tech	8	$266	0.06%
Applied Materls	11	197	0.04
Andrew Corp	18	193	0.04
Amer Pwr Conv	8	176	0.04
Boeing Co	3	211	0.05
Caterpillar Inc	4	231	0.05
Cooper Industr	3	219	0.05
Cummins Engine	2	179	0.04
Rockwell Collin	4	186	0.04
Centex Corp	3	214	0.05
Deere & Co	3	204	0.04
D.R. Horton Inc	6	214	0.05
Danaher Corp	3	167	0.04
Dover Corp	5	202	0.04
Emerson Elecco	3	224	0.05
B F Goodrich Co	4	164	0.04
W W Grainger	3	213	0.05
Ingersoll-Rand	6	242	0.05
Ill Tool Works	2	176	0.04
Kb Home	2	145	0.03
Kla Tencor	4	197	0.04
Lockheed Martin	3	191	0.04
Lexmark Intl	3	134	0.03
Molex Inc	7	182	0.04
Northrop Gruman	3	180	0.04
Novellus System	7	169	0.04
Pitney-Bowes	4	169	0.04
Parker-Hannifin	3	198	0.04
Pulte Homes Inc	4	157	0.03
Pall Corp	6	161	0.04
Simon Prop Grp	2	153	0.03
Tektronix Inc	8	226	0.05
Teradyne Inc	13	189	0.04
Thermo Electron	6	181	0.04
United Techs	4	224	0.05
Waters Corp	4	151	0.03
Xerox Corp	14	205	0.05

Total producer durables	196	7,090	1.56

CONSUMER STAPLES:
Albertsons Inc	9	192	0.04
Brown Forman B	3	208	0.05
Anheuser-Busch	4	172	0.04
Conagra Foods	9	183	0.04
Coke Enterprise	10	192	0.04
Colgate Palmolv	4	219	0.05
Clorox Co	3	171	0.04
Campbell Soup	6	179	0.04
Cvs Corp	6	159	0.03

MOUNT YALE OPPORTUNITY FUND, LLC

SCHEDULE OF INVESTMENTS (continued)
AS OF DECEMBER 31, 2005

	Shares or Options	Fair Value	Percent of Net Assets
CONSUMER STAPLES (continued):
Dupont De Nemou	5	$213	0.05%
General Mills	4	197	0.04
H J Heinz Co	5	169	0.04
Hershey Foods	3	166	0.04
Kellogg Co	4	173	0.04
Coca-Cola Co	5	202	0.04
Kroger Co	10	189	0.04
Mccormick & Co	5	155	0.03
Altria Group	3	224	0.05
Pepsi Bottling	6	172	0.04
Pepsico Inc	3	177	0.04
Proctr & Gamble	5	289	0.06
Reynolds Americ	2	191	0.04
Sara Lee	9	170	0.04
Constellation A	7	184	0.04
Super Valu Inc	6	195	0.04
Safeway Inc	8	189	0.04
Sysco Corp	6	186	0.04
Molson Coors Br	3	201	0.04
Ust Inc	5	204	0.04
Walgreen Co	4	177	0.04
Wrigley Wm Jr	2	133	0.03

Total consumer staples	164	5,831	1.27

ENERGY:
Apache Corp	3	206	0.05
Anadarko Petro	2	190	0.04
Baker Hughes	3	182	0.04
Bj Svcs Co	6	220	0.05
Burlington Res	3	259	0.06
Calpine Corp	61	13	0.00
Devon Energy	3	188	0.04
Dynegy Inc	43	208	0.05
Eog Resources	3	220	0.05
El Paso Corp	16	195	0.04
Halliburton Co	3	186	0.04
Kerr-Mcgee Corp	2	182	0.04
Nabors Inds Ltd	3	227	0.05
Noble Corp	2	141	0.03
Nat’L Oilwell V	3	188	0.04
Rowan Co	5	178	0.04
Transocean Inc	3	209	0.05
Schlumberger	3	291	0.06
Sunoco Inc	3	235	0.05
Valero Energy	4	206	0.05
Weatherford Int	6	217	0.05
Williams Cos	9	209	0.05
Xto Energy Inc	5	220	0.05

Total energy	194	4,570	1.02

MOUNT YALE OPPORTUNITY FUND, LLC

SCHEDULE OF INVESTMENTS (continued)
AS OF DECEMBER 31, 2005

	Shares or Options	Fair Value	Percent of Net Assets
AUTO AND TRANSPORTATION:
Burlington Nort	4	$283	0.06%
Csx Corp	4	203	0.04
Cooper Tire&Rub	11	169	0.04
Delta Airlines	88	66	0.01
Dana Corp	20	144	0.03
Delphi Corp	50	15	0.00
Ford Motor Co	20	154	0.03
Fedex Corporati	2	207	0.05
General Motors	6	117	0.03
Genuine Parts	4	176	0.04
Goodyr Tire&Rub	12	209	0.05
Harley Davidson	3	154	0.03
Sw Airlines	14	230	0.05
Navistar Intl	5	143	0.03
Norfolk Southrn	5	224	0.05
Paccar Inc	2	138	0.03
Union Pacific	2	161	0.04
United Parcel B	3	225	0.05
Visteon Corp	20	125	0.03

Total auto and transportation	275	3,143	0.69

INTEGRATED OILS:
Amerada Hess	2	254	0.06
Conocophillips	3	175	0.04
Chevrontexaco	4	227	0.05
Marathon Oil	3	183	0.04
Occidntl Petro	2	160	0.04
Exxon Mobil Crp	3	169	0.04

Total integrated oils	17	1,168	0.27

OTHER:
Brunswick Corp	4	162	0.03
Eaton Corp	3	200	0.04
Fortune Brands	2	155	0.03
General Elec Co	6	209	0.04
Honeywell Intl	5	185	0.03
Itt Ind. Indian	1	102	0.02
Johnson Control	3	219	0.04
3M Co	3	233	0.04
Textron Inc	2	153	0.03
Tyco Intl Ltd	7	202	0.04

Total other	36	1,826	0.39

Total common stocks	4,462	$224,884	49.49%

MOUNT YALE OPPORTUNITY FUND, LLC

SCHEDULE OF INVESTMENTS (concluded)
AS OF DECEMBER 31, 2005

	Shares or Options	Fair Value	Percent of Net Assets
OPTIONS:
Diamonds Trust:
Long	20	$2,450	1.00%
Short	(20)	(3,100)	(0.58)
Dow Jones Industrial Average:
Long	25	1,725	0.38
Short	(25)	(285)	0.04
S&P 500 Mini Index:
Long	42	7,260	1.60
Short	(42)	(6,015)	(1.2	2)
Ishares Russell 2000:
Long	27	3,295	0.73
Short	(27)	(2,000)	(0.3	4)
S&P 100 Index:
Long	1	320	0.07
Short	(1)	(170)	0.00
NASDAQ-100 Index Tracking Stock:
Long	20	100	0.02
Short	(20)	(300)	(0.0	7)
S&P 500 Index New:
Long	1	700	0.15
Short	(1)	(370)	0.02
SPDR Trust Series 1:
Long	3	285	0.06
Short	(43)	(2,230)	(0.4	9)

Total options	(40)	$1,665	1.37%

TOTAL INVESTMENT IN SECURITIES (Cost $225,397)		$226,549

See notes to financial statements.

MOUNT YALE OPPORTUNITY FUND, LLC

STATEMENT OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2005

ASSETS

INVESTMENTS IN SECURITIES, at value (cost $225,397)	$226,549

CASH AND CASH EQUIVALENTS	482,051

TOTAL	$708,600

LIABILITIES AND MEMBERS’ CAPITAL

LIABILITIES:
Amounts due to Adviser	$4,234
Capital contribution received in advance	250,000

Total liabilities	254,234

MEMBERS’ CAPITAL — Net assets	454,366

TOTAL	$708,600

COMPONENTS OF MEMBERS’ CAPITAL — Net assets:
Represented by:
Capital transactions — net	$453,000
Accumulated net investment loss	(634)
Accumulated realized gain on investments	848
Accumulated net change in unrealized appreciation on investments	1,152

MEMBERS’ CAPITAL — Net assets	$454,366

MEMBERS’ CAPITAL — Net assets per unit (Members’ capital — net assets
divided by 445.25 units of beneficial interests)	$1,020.47

See notes to financial statements.

MOUNT YALE OPPORTUNITY FUND, LLC

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005

INVESTMENT INCOME:
Interest	$298
Dividends	1,922

Total investment income	2,220

OPERATING EXPENSES AND FEES:
Professional fees	91,450
Administration fees	16,658
Board of management fees	15,000
Insurance	7,693
Custody fees	3,750
Investor advisory fees	2,852
Other	1,675

Total operating expenses and fees	139,078

LESS CONTRACTUAL EXPENSE WAIVER	(134,852)

Net operating expenses and fees	4,226

NET INVESTMENT LOSS	(2,006)

NET UNREALIZED GAINS ON INVESTMENTS:
Net realized gain on investments	848.00
Net change in unrealized appreciation on investments	1,152

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(6)

See notes to financial statements.

MOUNT YALE OPPORTUNITY FUND, LLC

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2005 AND FOR THE PERIOD FROM
MAY 26, 2004 (DATE OF INCEPTION) TO DECEMBER 31, 2004

	For the Year Ended December 31, 2005	From May 26, 2004 (Date of Inception) Through December 31, 2004
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS:
Net realized gain on investments	$848	$
Net change in unrealized appreciation on investments	1,152
Net investment (loss) gain	(2,006)		1,372

Net decrease in net assets resulting from operations	(6)		1,372

CAPITAL CONTRIBUTIONS	353,000		100,000

INCREASE IN NET ASSETS	352,994		101,372

NET ASSETS — Beginning of period	101,372

NET ASSETS — End of period	$454,366		$101,372

See notes to financial statements.

MOUNT YALE OPPORTUNITY FUND, LLC

NOTES TO FINANCIAL STATEMENTS
AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2005

1.	ORGANIZATION

Mount Yale Opportunity Fund, LLC (the “Fund”) is a Delaware limited liability company formed on May 26, 2004, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a nondiversified, closed-end, management investment company. Operations of the fund commenced on August 1, 2005.

Mount Yale Asset Management, LLC (the “Adviser”) serves as the investment adviser of the Fund. The Adviser was formed in 1999 and is registered as an investment adviser with the Securities and Exchange Commission (“SEC”), is registered as a commodity pool operator and a commodity trading adviser with the Commodity Futures Trading Commission, and is a member of the National Futures Association. The Adviser is an affiliate of Mount Yale Portfolio Advisors, LLC (“MYPA”), an investment advisory firm in Minneapolis, Minnesota, that is registered as an investment adviser with the SEC and advises high-net worth and institutional clients. The managers of the Adviser are significant shareholders and full-time employees of MYPA. The Adviser is also an affiliate of Mount Yale Securities, LLC, an NASD member broker-dealer (“Securities”); Mount Yale International, Ltd., a Cayman Islands exempted company (“International”); and Mount Yale Capital Group, LLC (“MYCG”), a Delaware limited liability company.

Investors who purchase limited liability company interests (“Units”) in the Fund and other persons who acquire Units and are admitted to the Fund by its Board of Managers (the “Board of Managers”), will become members of the Fund (“Members”). The Fund may accept both initial and additional applications by investors to purchase Units at such times as the Fund may determine, subject to the receipt of cleared funds two business days prior to the acceptance date set by the Fund. Initial and subsequent purchases are generally accepted monthly. The Fund reserves the right to reject in its complete and absolute discretion any application for Units in the Fund. The Fund also reserves the right to suspend purchases of Units at any time. The minimum initial investment in the Fund is $50,000 and the minimum additional investment in the Fund is $50,000.

The Fund from time to time will offer to repurchase outstanding Units or portions thereof from Members pursuant to written tenders by Members at such times and on such terms and conditions as may be determined by the Board of Managers in its sole discretion. In determining whether the Fund should offer to repurchase Units or portions thereof from Members, the Board of Managers will consider the recommendations of the Adviser. The Adviser expects that it will recommend to the Board of Managers that the Fund offer to repurchase Units from Members four times each year on the last day of each calendar quarter. There were no offers to repurchase Units from Members during 2005.

As of December 31, 2005, 77% of the Units outstanding are owned by The Dalton Trust. John L. Sabre, a significant interest holder and member of the Board of Managers of MYPA and MYCG, is the sole beneficiary of The Dalton Trust. Accordingly, John L. Sabre may be deemed to “control” the Fund as that term is defined in the 1940 Act, because Units held by The Dalton Trust constitute more than 25% of the outstanding Units.

The Fund is a specialized investment vehicle that may be referred to as a “registered private investment fund.” It is similar to an unregistered private investment fund in that Units in the Fund are sold in relatively large minimum denominations in a private placement solely to high-net worth individuals and institutional investors and are subject to substantial restrictions on transfer. Unlike a private investment fund (but like other registered investment companies), the Fund has registered under the Securities Act of 1933 (the “1933 Act”) to be able to offer Units without limiting the number of investors that can participate in its investment program.

The Fund’s investment objective is to generate capital appreciation while managing the risk of loss and downside volatility. The Fund intends to pursue this objective by investing its assets primarily in private investment limited partnerships, joint ventures, investment companies, and other similar investment vehicles (“Portfolio Funds”) that are managed by a select group of alternative asset managers (“Portfolio Managers”) that utilize a broad range of alternative investment strategies.

The instruments the various Portfolio Managers may invest in include, without limitation, leveraged and non-leveraged investing in long and short positions in U.S. and foreign equities and equity-related instruments; fixed income and other debt-related instruments; cash and cash equivalents; options; warrants; futures and other commodities; currencies; over-the-counter derivative instruments (such as swaps); securities that lack active public markets; repurchase and reverse repurchase agreements; preferred stocks, convertible bonds and other financial instruments; private investment limited partnerships, joint ventures, investment companies, and other similar investment vehicles; and real estate related securities.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund.

Basis of Presentation — The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States (“GAAP”).

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents — The Fund considers money market accounts to be cash and cash equivalents. Other short-term investments with an original maturity of three months or less are also considered to be cash and cash equivalents. At December 31, 2005, the Company did not have cash equivalents.

Investments — Investments in securities and securities sold, not yet purchased, are generally valued at the last reported sales price on the day of valuation. If there is no trading on the day of valuation, investments in securities and securities sold, not yet purchased, will be valued based on the average of the bid and ask price at that date. There were no securities sold, not yet purchased, at December 31, 2005.

Purchases and sales of securities, and the related income and expenses, are recorded on a trade-date basis. Dividend income and dividends on securities sold, not yet purchased, are recorded on the ex- dividend date. Interest income and expense is recognized on an accrual basis. Realized gains and losses are recognized based on the specific identification method.

The industry classification included in the schedules of investments represents the Fund’s belief as to the most meaningful presentation of the classification of the Fund’s investments.

Investment securities, in general, are exposed to various risks, such as interest rate, credit, and overall market volatility. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the statement of assets and liabilities.

Options — The Fund may purchase and sell call and put options on stock indices listed on national securities exchanges or traded in the over-the-counter market for hedging purposes and non-hedging purposes to pursue their investment objectives. A stock index fluctuates with changes in the market values of the stocks included in the index. Accordingly, successful use by the Fund of options on stock indexes will be subject to its Manager’s ability to predict correctly movements in the direction of the stock market generally or of a particular industry or market segment.

Income Taxes — No provision for the payment of federal, state, or local income taxes has been provided. Each member is individually required to report on its own tax return its distributive share of the Fund’s taxable income or loss.

3.	INVESTMENT TRANSACTIONS

For the year ended December 31, 2005, the Fund made purchases of $928,333 and sales of $703,784 of investments.

At December 31, 2005, the cost of investments for federal income taxes was substantially the same as the cost for financial reporting purposes.

4.	MANAGEMENT FEE AND OTHER FEES

Pursuant to an investment advisory agreement with the Fund (the “Advisory Agreement”), the Adviser is responsible for developing, implementing, and supervising the Fund’s investment program and providing day-to-day management services to the Fund. The Adviser is authorized, subject to the approval of the Fund’s Board of Managers, to retain one or more other organizations, including its affiliates, to provide any or all of the services required to be provided by the Adviser to the Fund or to assist in providing these services. In consideration of these investment advisory services, the Fund pays the Adviser a quarterly fee of 0.50% (2.00% on an annualized basis) of the Fund’s net assets (the “Advisory Fee”). The Advisory Fee is computed based on the net assets of the Fund determined as of the start of business on the first business day of each quarter, after adjustment for any subscriptions effective on that date, and is payable in advance within five business days after the beginning of the quarter.

The Fund has engaged UMB Fund Services, Inc. (the “Administrator”) to provide various administrative services to the Fund, including Fund accounting, investor accounting, and taxation services; maintaining the register of the Fund and generally performing all actions related to the issuance and transfer of interests; reviewing and, subject to the approval of the Fund, accepting subscriptions for Units and accepting payment therefore; performing all acts related to the repurchase of Units; and performing all other clerical services necessary in connection with the administration of the Fund (the “Administration Agreement”). This agreement was terminated in February 2006.

Pursuant to an Administration Agreement, noted above, with the Fund, the Administrator provides various administration services to the Fund, including fund accounting, investor accounting, and taxation services. In consideration of these services, the Fund pays the Administrator a quarterly fee equal to the greater of (i) 0.25% per annum of the value of the Fund’s net assets determined as of the first day of each fiscal quarter, or (ii) $9,375 ($37,500 on an annual basis). In addition, the Administrator will be reimbursed by the Fund for certain out-of-pocket expenses and other miscellaneous services.

Pursuant to a Distribution Agreement with the Fund, Securities serves as the placement agent for all Units in the Fund. As placement agent, Securities receives a sales load of up to 3.0% of the purchase price of the Units (the “Sales Load”). In addition, Securities receives 0.5% annually (0.125% quarterly) of the value of the net asset value of the Units (the “Annual Fee” and, together with the Sales Load, the “Distribution Fees”). Securities pays up to all of the Distribution Fees to approved parties that sell the Units for Securities.

Pursuant to the Expense Limitation Agreement, the Adviser has contractually agreed to waive and/or reimburse the Fund’s expenses to the extent necessary to ensure that the Fund’s annualized expenses will not exceed 3.0% of the average net asset value of Units.

5.	ALLOCATION OF PROFIT AND LOSS

The net profits or net losses of the Fund are credited to or debited against the capital accounts of the Members at the end of each period in accordance with their respective investment percentages for the period. Each Member’s investment percentage is determined by dividing as of the start of each period the balance of the Member’s capital account by the sum of the balances of the capital accounts of all Members of the Fund.

6.	FINANCIAL HIGHLIGHTS

The following represents the ratios to average net assets and other supplemental information for the period of August 1, 2004 (commencement of operations) to December 31, 2005:

Members’ Capital — net asset value, beginning of period	$1,013.72

Net investment loss	(2.40)
Realized and unrealized gain on investments	9.15

Total from operations	$6.75

Members’ Capital — net asset value, end of period	$1,020.47
Members’ Capital — net assets, end of period	454,366.00
Ratio of net investment loss to average net assets	(1.01)%
Ratio of expenses to average net assets (Includes contractual expense waiver)	2.13%
Ratio of expenses to average net assets (Excludes contractual expense waiver)	69.96%
Total return	0.66%
Portfolio turnover	261.97	%(1)

(1)	Computed from commencement of investment operations on August 1, (2005)

7.	SUBSEQUENT EVENT

The Fund entered into an Administration Servicing Agreement with U.S. Bancorp Fund Services, LLC (“USBFS”) beginning January 1, 2006 for the year ended December 31, 2006. Under this agreement, USBFS will provide various administrative services to the Fund, including general management, fund accounting, and compliance monitoring.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Managers
Mount Yale Opportunity Fund, LLC

We have audited the accompanying statement of assets and liabilities of Mount Yale Opportunity Fund, LLC (the “Fund”), including the schedule of investments, as of December 31, 2005, the related statement of operations for the year then ended, and the statements of changes in net assets for the year ended December 31, 2005 and the period from May 26, 2004 (date of inception) to December 31, 2004. These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Mount Yale Opportunity Fund, LLC as of December 31, 2005, the results of its operations for the year then ended, and the changes in its net assets for the year ended December 31, 2005 and from the period from May 26, 2004 (date of inception) to December 31, 2004, in conformity with accounting principles generally accepted in the United States of America.

/s/   Deloitte & Touche LLP

February 27, 2006

EXPENSE EXAMPLE

The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that all distributions are reinvested at net asset value and that the percentage amounts listed under annual expenses remain the same in the years shown. The tables and the assumption in the hypothetical example of a 5% annual return are required by regulation of the SEC applicable to all investment companies; the assumed 5% annual return is not a prediction of, and does not represent, the projected or actual performance of the Units. See “Fees and Expenses” for a more complete description of the Fund’s costs and expenses.

THE FOLLOWING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, BECAUSE ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

Example
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2005 to December 31, 2005.

	1 Year	3 Years(2)	5 Years(2)	10 Years(2)
You would pay the following expenses on a $1,000 investment,
assuming a 5% annual return(1)	$30.56	$98.52	$168.65	$353.98

(1)

Actual expenses may be higher or lower than the amounts shown in the fee table and, consequently, the actual expenses incurred by an investor may be greater or less than the amounts shown in the Example.

(2)

The expenses listed for the three-, five-, and ten-year periods do not take into account the Expense Limitation Agreement. There is no guarantee that the Expense Limitation Agreement will remain in effect during these periods. If the Expense Limitation Agreement remains in effect, however, the actual expenses that will ultimately be borne by the Fund during these periods will be lower than those listed in this Example to the extent the Fund’s expenses exceed the expense limitation then in place.

INFORMATION ABOUT DIRECTORS AND OFFICERS

Portfolio Managers
Greg D. Anderson, Roger Bowden, and John Sabre serve on the Adviser’s Investment Committee and are jointly responsible for the management of all of the Adviser’s client accounts

Name, Address and DOB	Position(s) held with Fund	Since	Principal Occupation(s) During Past Five Years

Greg D. Anderson (4/1/59) c/o Mount Yale Opportunity Fund, LLC 8000 Norman Center Drive, Suite 630 Minneapolis, MN 55437	Vice President, Investments	Inception	Mount Yale Asset Management, LLC, Denver, CO, investment advisory; Manager, 1999 to present. Mount Yale Portfolio Advisors, LLC, Denver, CO; investment advisory; Chief Investment Officer, 2003 to present. Mount Yale Capital Group, Denver, CO; financial services holding company, Principal, 2003 to present. Mount Yale International Ltd., Grand Cayman, Cayman Islands; investment advisory; Managing Partner, 2003 to present. Mount Yale Securities, LLC, Denver, CO; brokerage firm; Financial Operations Principal, 2003 to present. Investment Consulting Group, LLC, Denver, CO; investment advisory; Managing Director, 1998 to 2003.

Roger Bowden (12/29/60) c/o Mount Yale Opportunity Fund, LLC 8000 Norman Center Drive, Suite 630 Minneapolis, MN 55437	Vice President, Investments	Inception	Mount Yale Asset Management, LLC, Denver, CO, investment advisor; Manager, 1999 to present Mount Yale Portfolio Advisors, LLC, Denver, CO, investment advisory; President, 2003 to present. Mount Yale Capital Group, Denver, CO; financial services holding company, Principal, 2003 to present. Mount Yale International, Ltd., Grand Cayman, Cayman Islands; investment advisory; Managing Partner, 2003 to present. Mount Yale Securities, LLC, Denver, CO; brokerage firm; General Operations Principal, 2003 to present. Investment Consulting Group, LLC, Denver, CO; investment advisory; Managing Director, 1998 to 2003.

John L. Sabre (8/19/57) c/o Mount Yale Opportunity Fund, LLC 8000 Norman Center Drive, Suite 630 Minneapolis, MN 55437	Manager, Chief Executive Officer and President	Inception	Chairman of Mount Yale Capital Group, LLC; Chief Executive Officer and Senior Managing Partner of Mount Yale Portfolio Advisors, LLC; Manager at Dalton Capital, LLC until 2003; Senior Managing Director at Bear Stearns, Inc. until 2001

Michael J. Sabre (8/1/59)* c/o Mount Yale Opportunity Fund, LLC 8000 Norman Center Drive, Suite 630 Minneapolis, MN 55437	Treasurer, Secretary, Chief Compliance Officer, and Anti-Money Laundering Compliance Officer	Inception	Mount Yale Asset Management, LLC, Minneapolis, MN; investment advisory; CFO and CCO, 2005 to present Mount Yale Portfolio Advisors, LLC, Minneapolis, MN, investment advisory; CFO and CCO, 2005 to present. Consultant providing CCO and CFO services to Mount Yale Portfolio Advisors, LLC, Minneapolis, MN; investment advisory; 2004. Consultant providing CCO and CFO services to Mount Yale Asset Management, LLC, Minneapolis, MN, investment advisory; 2004. Capital Management Partners, Minneapolis, MN; Private Financial Advisory Firm, Partner 1992 to 2004.

_________________
*Mr. Michael J. Sabre is the brother of Manager Mr. John L. Sabre.

Directors
The Board of the Fund has overall responsibility to manage and control the business operations of the Fund on behalf of its Members. At least a majority of the Board are and will be persons who are not “interested persons,” as defined in Section 2(a)(19) of the 1940 Act (“Independent Managers”). Subject to the provisions of the Operating Agreement and Delaware law, the Managers have all powers necessary and convenient to carry out this responsibility.

The Managers and officers of the Fund, their addresses, their dates of birth, and descriptions of their principal occupations during the past five years are listed below.

Name, Address and DOB	Position(s) held with Fund	Term of Office(1) and Length of Time Served(2)	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Manager

Independent Managers

Jeffrey P. Greiner (9/30/52) c/o Mount Yale Opportunity Fund, LLC 8000 Norman Center Drive, Suite 630 Minneapolis, MN 55437	Manager	Since inception	Private Investor; Group Head at RBC Capital Markets until 2004	Director, YMCA of Metropolitan Minneapolis; Director, Minnesota Orchestral Association; Chairman, Beta Theta Pi Foundation; Board of Governors, Minneapolis Club

Peter Stafford MacDonald (1/30/58) c/o Mount Yale Opportunity Fund, LLC 8000 Norman Center Drive, Suite 630 Minneapolis, MN 55437	Manager	Since inception	President of MacDonald & Co.	None.

William R. Rohlf (2/28/57) c/o Mount Yale Opportunity Fund, LLC 8000 Norman Center Drive, Suite 630 Minneapolis, MN 55437	Manager	Since inception	General Sales Manager at Foremost Business Systems, Inc.; National Educational Consultant at EMC Publishing, Inc. until 2003; Sales Consultant at Wamnet, Inc. until 2002; Internet Sales Manager and Outside Sales Consultant at Qwest Communications until 2001	None.

Managers who are “Interested Persons”(3)

John L. Sabre (8/19/57) c/o Mount Yale Opportunity Fund, LLC 8000 Norman Center Drive, Suite 630 Minneapolis, MN 55437	Manager, Chief Executive Officer and President	Since inception	Chairman of Mount Yale Capital Group, LLC; Chief Executive Officer and Senior Managing Partner of Mount Yale Portfolio Advisors, LLC; Manager at Dalton Capital, LLC until 2003; Senior Managing Director at Bear Stearns, Inc. until 2001	Manager, Dalton Capital, LLC

_________________
(1)	Each Manager serves for the duration of the Fund, or until his death, resignation, termination, removal or retirement.
(2)	The Fund commenced operations on July 20, 2005.
(3)	Mr. John L. Sabre is an “Interested Person” under Section 2(a)(19) of the 1940 Act of the Fund. Mr. Sabre is the Chairman of Mount Yale Capital Group and the CEO and Senior Managing Partner of Mount Yale Portfolio Advisors. Mr. John L. Sabre is the brother of fund officer Mr. Michael J. Sabre.

Item 2:   Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal financial officer, principal accounting officer, and persons performing similar functions. The registrant has not made any amendment to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s code of ethics is available without charge upon request by calling 952-897-5390, or by mail at Mount Yale Capital Group, 8000 Norman Center Drive, Suite 630, Minneapolis, MN 55437.

Item 3:   Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Jeffrey P. Greiner is the financial expert serving on its audit committee. Mr. Greiner is independent for purposes of this item.

Item 4:   Principal Accountant Fees and Services.

(a)-(d)    Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the regitrant’s principal accountant were as follows:

	Audit Fees (a)	Audit Related Fees (b)	Tax Fees (c)	Other Fees (d)
Fiscal year ended December 31, 2004	11,000	0	0	0
Fiscal year ended December 31, 2005	15,300	0	4,000	0

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in conjunction with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements, and/or are traditionally performed by the auditor. Tax fees include amounts related to the tax compliance, tax planning, and tax advice. Other fees include services provided to review the Fund’s order processing and trading procedures.

(e)    (1) The Audit Committee is required to pre-approve audit and non-audit services performed for the registrant by the independent auditor in order to assure that the provision of such services does not impair the auditor’s independence. The audit committee also is required to pre-approve certain non-audit services performed by the registrant’s independent auditor for the registrant’s investment adviser and certain of the adviser’s affiliates if the services relate directly to the operations and financial reporting of the registrant. Services to be provided by the auditor must receive general pre-approval or specific pre-approval by the audit committee. Any proposed services exceeding pre-approved cost levels will require separate pre-approval by the audit committee.

The audit committee may delegate pre-approval authority to the audit committee chairman. The chairman shall report any pre-approval decisions to the audit committee at its next scheduled meeting. The audit committee does not delegate its responsibility to pre-approve services performed by the independent auditor to management.

          (2)    No services included in (b) – (d) were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)    Not applicable.

(g)    The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $0.00 and $0.00, respectively.

(h)    The registrant’s audit committee has determined that the provision of non-audit services rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is considered compatible with maintaining the principal accountant’s independence.

Item 5:   Audit Committee of Listed Registrants.

Not applicable.

Item 6:   Schedule of Investments.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7:   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Fund has delegated proxy voting responsibility to the Adviser, which in turn has delegated responsibility to the Sub-Adviser. The Sub-Adviser’s proxy voting policies and procedures are attached as Exhibit 99.VOTEADV hereto.

The Fund has filed Form N-PX, with its complete proxy voting record for the twelve months ended June 30. The Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling the Fund at 1-952-897-5390, or (ii) by visiting the SEC’s website at www.sec.gov.

Item 8:   Portfolio Managers of Closed-End Management Investment Companies.

Information pertaining to the Portfolio Managers is included as part of the report to shareholders filed under Item 1 of this Form.

Item 9:   Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Neither the registrant nor any “affiliated purchaser,” as defined in Rule 10b-18(a)(3)  under the Exchange Act (17 CFR 240.10b-18(a)(3)), purchased any shares or other units of any class of the registrant’s equity securities that is registered pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Item 10:   Submission of Matters to a vote of Security Holders.

There have been no material changes to the procedures by which shareholder may recommend nominees to the registrant’s board of directors.

Item 11:   Controls and Procedures.

(a)    The Fund’s President and Treasurer evaluated the Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Act) as of a date within 90 days prior to this Filing Date. To the extent such Disclosure Controls and Procedures relied in part on the internal procedures of the Registrant’s administrator and such administrator’s certification of compliance with its internal procedures, the termination of the Registrant’s relationship with the administrator shortly before the Filing Date resulted in no certification from the administrator and hence a control weakness. Other control weaknesses during the period included the Registrant’s holdings not being individually reflected in the records of the administrator or of the Registrant’s custodian. Notwithstanding these weaknesses, the President and Treasurer believe that all required information for the annual report has been recorded, processed summarized and reported in a timely fashion by the Filing Date and that information required to be disclosed in the report has been timely communicated to the Registrant’s management, as appropriate, to allow timely decisions regarding disclosure. The Registrant has retained a new administrator and custodian and will be working with the administrator and outside counsel to revise its Disclosure Controls and Procedures.

(b)    There were no significant changes in the Registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The Registrant has retained a new administrator and custodian and will be working with the administrator and outside counsel to revise its Disclosure Controls and Procedures to reflect the administrator’s internal controls and to address the weaknesses identified above.

Item 12:   Exhibits.

(a)    The following exhibits are attached to this Form N-CSR:

(1)	Code of Ethics
(2)	A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a))

(b)    Certification required by Rule 30a-2(b) under the Act (certification required by Section 906 of the Sarbanes-Oxley Act of 2002)

(c)    Sub-Adviser’s proxy voting policies and procedures

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By (Signature and Title)	/s/ John L. Sabre
John L. Sabre President

Date February 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John L. Sabre
John L. Sabre President

Date February 28, 2006

By (Signature and Title)	/s/ Michael J. Sabre
Michael J. Sabre Treasurer

Date February 28, 2006